Document and Entity Information	Jun. 20, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001501756
Document Type	8-K
Document Period End Date	Jun. 20, 2021
Entity Registrant Name	Adverum Biotechnologies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36579
Entity Tax Identification Number	20-5258327
Entity Address, Address Line One	800 Saginaw Drive
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(650)
Local Phone Number	656-9323
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	ADVM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false